LEGG MASON PARTNERS EQUITY TRUST (THE “TRUST”)

SUPPLEMENT DATED MARCH 28, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION OF

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

DATED SEPTEMBER 1, 2012

The following language replaces the section of the fund’s Statement of Additional Information titled “Investment Management and Other Services — Portfolio Manager — Other Accounts Managed by the Portfolio Manager”:

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio managers for the fund. Unless noted otherwise, all information is provided as of April 30, 2012.

Other Accounts Managed by the Portfolio Managers

The table below identifies the portfolio managers, the number of accounts (other than the fund) for which the portfolio managers have day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance- Based ($)
Jay Leopold	Registered investment companies	None	None	None

	Other pooled investment vehicles	None	None	None

	Other accounts	None	None	None

Haiyan (“Donald”) Li*	Registered investment companies	None	None	None

	Other pooled investment vehicles	None	None	None

	Other accounts	None	None	None

*	Information is as of March 28, 2013.

Portfolio Managers Securities Ownership

The table below identifies ownership of the fund’s securities by the portfolio managers. Unless otherwise noted, all information is as of April 30, 2012.

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Jay Leopold	500,001-1,000,000
Haiyan (“Donald”) Li*	1-10,000

*	Information is as of March 28, 2013.

Please retain this supplement for future reference.

LMFX015452